Subsequent Events (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Cash paid for acquisition of Compare Pet Insurance, Inc.		$ 0	$ 1,509
Subsequent Event | Dog Food Advisor
Subsequent Events
Cash paid for acquisition of Compare Pet Insurance, Inc.	$ 9,000